Long Term Payable	6 Months Ended
Dec. 31, 2025
Long Term Payable [Abstract]
LONG TERM PAYABLE

NOTE 9 – LONG TERM PAYABLE

On February 7, 2023, Beijing Haoxi signed an auto loan with Mercedes-Benz Auto Finance Co., Ltd. for RMB800,000 ($112,252) to purchase a car worth RMB1,000,000 ($140,315) with a down payment of RMB200,000 ($28,063). The loan repayment period is 3 years with a monthly installment of RMB24,698 ($3,466). Mr. Xu Lei was the guarantor. As of December 31, 2025 and June 30, 2025, long-term payable were $6,530 and $26,496 (current portion of $6,530 and non-current portion of $nil), respectively. As of December 31, 2025 and June 30, 2025, the unrecognized financing expense amortized was $12,183 and $10,093 , respectively. The remaining unrecognized financing expense was $498 and $2,395 , respectively.

As of December 31, 2025
Long-term accounts payable-current	$7,028
Unrecognized financing expense	(498)
Long-term accounts payable-current, net	$6,530

As of June 30, 2025
Long-term accounts payable-non-current	$27,601
Unrecognized financing expense	(1,105)
Long-term accounts payable-non-current, net	$26,496

The weighted-average remaining loan term and the required rate of return required by the lender is as follows:

December 31, 2025
Weighted-average remaining lease term	2 month

The required rate of return required by the lender	6.99%